Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease term	5 years
Operating Lease Option To Extend	options to extend the term of the lease
Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilitites	$ 11
Operating lease year of commencement	2025
Land Use Rights [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	90 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	15 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	1 year